CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 235,936,792	$ 160,812,255	$ 186,264,103
Adjustments to reconcile net income to net cash provided by operating activities:
Bad debt expenses	13,050,644	16,013,208	454,624
Share-based compensation	63,637,373	61,801,912	45,591,618
Depreciation and amortization	41,542,954	44,784,923	45,876,222
Loss from equity method investment	18,561,776	43,632,613
Loss from cost method investment	1,525,602
Gain on disposal of equity interest of subsidiaries	(479,447)		(76,167,018)
Loss on disposal of equipment	157,437	1,910,363	318,815
Impairment loss for goodwill	907,776		5,736,134
Change in fair value of contingent consideration liabilities for acquisition of subsidiaries	1,179,080
Loss from earn out payment renegotiation	323,608
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(52,474,105)	(97,987,412)	(38,969,202)
Prepaid expenses and other current assets	(12,450,449)	(13,713,455)	3,179,398
Amounts due from related parties	992,775	(1,691,586)	2,407,864
Rental deposits	1,802,339	(9,808,859)	(27,688,926)
Accounts payable	(1,432,043)	(3,399,172)	11,318,600
Accrued expenses and other current liabilities	20,940,638	42,712,434	47,409,016
Amounts due to related parties	(1,622,108)	225,614	(513,469)
Income tax payable	34,012,549	26,348,666	(19,090,163)
Deferred taxes	(7,863,206)	8,516,251	(905,898)
Net cash provided by operating activities	358,249,985	280,157,755	185,221,718
Investing activities:
Purchase of equipment	(19,646,998)	(38,918,317)	(18,692,608)
Cash of disposed subsidiary	(2,377,556)		(40,805,068)
Proceeds from sale of a subsidiary	2,518,033	7,296,097	116,872,231
Purchase of subsidiaries and earn-out payment paid to acquire subsidiaries, net of cash acquired	(2,928,628)	(13,228,135)	(40,186,684)
Investment in an equity method investee		(61,003,263)
Proceeds from disposal of fixed assets	409,053	671,950	471,128
Increase in restricted cash	(74,746,909)	(199,346,126)
Cash received from the release of restricted cash	33,880,441
Cash paid for short-term investments	(359,595,041)	(1,124,033,872)	(137,551,150)
Sale of short-term investments	470,977,416	1,044,680,415	29,290,296
Net cash (used in) provided by investing activities	48,489,811	(383,881,251)	(90,601,855)
Financing activities:
Proceeds from short-term bank loans	34,424,704	175,000,000
Repayment of short-term bank loans	(134,021,173)	(75,000,000)
Proceeds from long-term bank loans	229,000,000	71,000,000
Repayment of long-term bank loans	(100,000,000)
Repayment of capital to noncontrolling interests		(396,720)
Proceeds from partial disposal of subsidiaries			10,980,282
Dividend payout	(52,778,371)
Proceeds from issuance of ordinary shares pursuant to share option plans	33,999	3,063,332	3,588,209
Share repurchase	(41,440,643)	(213,374,682)	(237,168,910)
Net cash used in financing activities	(64,781,484)	(39,708,070)	(222,600,419)
Effect of exchange rate changes	955,991	20,174,470	14,296,777
Net (decrease) increase in cash and cash equivalents	342,914,303	(123,257,096)	(113,683,779)
Cash and cash equivalents, beginning of year	331,218,497	454,475,593	568,159,372
Cash and cash equivalents, end of year	674,132,800	331,218,497	454,475,593
Supplemental disclosure of cash flow information
Income taxes paid	39,791,251	27,582,188	32,031,106
Interest paid	4,884,972	665,635
Non-cash investing activities:
Investment in a cost method investee		1,523,592
Acquisition of subsidiaries:
Acquisition payable	670,629	4,068,490	4,920,493
Liabilities recorded as a result of contingent consideration		15,515,662
Non-cash financing activities:
Payable for share repurchase		5,962,521	2,996,074
Proceeds from partial disposal of subsidiaries offset against other payables			$ 3,209,661